Cash, cash equivalents and financial assets	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents And Financial Assets [Abstract]
Cash, cash equivalents and financial assets	Cash, cash equivalents and financial assets

	December 31
(in thousands of euro)	2023	2024	2025
Cash and cash equivalents	70,605	66,396	28,092
Short-term investments	21,851	14,374	6,218
Cash and cash equivalents and short-term investments	92,456	80,770	34,310
Non-current financial assets	9,796	10,281	10,455
Total cash, cash equivalents and financial assets	102,252	91,051	44,765
Cash and cash equivalents are mainly composed of current bank accounts, interest-bearing accounts, fixed-term accounts and mutual funds units (with short-term maturities) held with various banking institutions.
Other non-current financial assets generally include a guarantee of capital at the maturity date (which is always longer than one year). These instruments are defined by the Company as financial assets at fair value through profit or loss and classified as non-current due to their maturity.
As of December 31, 2023, 2024 and 2025 the amount of cash, cash equivalents and financials assets denominated in U.S. dollars amounted respectively to €20,798 thousand , €16,529 thousand and €7,078 thousand
The variation of short-term investments and non-current financial assets for the periods presented, are the following:

(in thousands of euro)	December 31, 2022	Additions(1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2023
Short-term investments	17,260	3,950	—	1,010	174	(544)	21,851
Non-current financial assets	35,119	—	(26,718)	582	817	—	9,796
Total	52,379	3,950	(26,718)	1,592	991	(544)	31,647

(in thousands of euro)	December 31, 2023	Additions(1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2024
Short-term investments	21,851	—	(9,329)	850	119	884	14,375
Non-current financial assets	9,796	—	(261)	485	261	—	10,281
Total	31,647	—	(9,590)	1,335	380	884	24,656

(in thousands of euro)	December 31, 2024	Additions(1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2025
Short-term investments	14,375	—	(7,035)	276	(36)	(1,362)	6,218
Non-current financial assets	10,281	—	(388)	175	388	—	10,455
Total	24,656	—	(7,423)	451	352	(1,362)	16,673
(1) The additions correspond to both acquisitions and reclassifications of financial assets according to their maturity at the closing date.
(2) The deductions correspond to both disposals and reclassifications of financial assets according to their maturity at the closing date.